Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

NOTE 4. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

The Company’s ability to complete an initial business combination may be adversely affected by various factors, many of which are beyond the Company’s control. The Company’s ability to consummate an initial business combination could be impacted by, among other things, changes in laws or regulations, downturns in the financial markets or in economic conditions, inflation, fluctuations in interest rates, increases in tariffs, supply chain disruptions, declines in consumer confidence and spending, public health considerations, and geopolitical instability, such as the military conflicts in Ukraine and the Middle East. The Company cannot at this time predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s ability to complete an initial business combination.

Any of the above-mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from ongoing global conflicts and/or other future global conflicts and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial business combination and any target business with which the Company may ultimately consummate an initial business combination.

HZO, Inc. and Subsidiaries
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
14.	Commitments and Contingencies

Operating Leases

The Company leases office and manufacturing space under operating lease agreements that expire over the next 3.9 years. See Note 8, “Right-of-Use Asset and Lease Liabilities” to the condensed consolidated financial statements for additional details on the Company’s operating lease commitments.

Litigation

The Company is involved in legal proceedings from time to time arising in the normal course of business. Management, after consultation with legal counsel, believes the outcome of these proceedings will not have a material impact on the Company’s consolidated financial position, or liquidity.

Employee Agreements

The Company has entered into employment agreements with certain members of management. These agreements include stipulated base salary, bonus potential, vacation benefits, severance, and non-competition agreements, and other typical benefits afforded management and senior executives.

Tariffs

On February 20, 2026, the U.S. Supreme Court ruled that the International Emergency Economic Powers Act (“IEEPA”) tariffs were not legally authorized. The Company is currently assessing its ability to file a refund claim for the related tariffs paid. Consistent with ASC 450-30 gain contingencies, the Company will only recognize a refund receivable and corresponding income when realization of the claim is probable and reasonably estimable. The Company continues to monitor developments, including a U.S. Court of International Trade (“CIT”) order in March 2026 directing a refund mechanism, which the government may appeal.

13.	Commitments and Contingencies

Operating Leases

The Company leases office and manufacturing space under operating lease agreements that expire over the next 4.2 years. See Note 8, “Right-of-Use Asset and Lease Liabilities” to the consolidated financial statements for additional details on the Company’s operating lease commitments.

Litigation

The Company is involved in legal proceedings from time to time arising in the normal course of business. Management, after consultation with legal counsel, believes the outcome of these proceedings will not have a material impact on the Company’s consolidated financial position, or liquidity.

Employee Agreements

The Company has entered into employment agreements with certain members of management. These agreements include stipulated base salary, bonus potential, vacation benefits, severance, and non-competition agreements, and other typical benefits afforded management and senior executives.

Tariffs

On February 20, 2026, the U.S. Supreme Court ruled that the International Emergency Economic Powers Act (“IEEPA”) tariffs were not legally authorized (Note 18). The Company is currently assessing its ability to file a refund claim for the related tariffs paid. Consistent with ASC 450-30 gain contingencies, the Company will only recognize a refund receivable and corresponding income when realization of the claim is probable and reasonably estimable. The Company continues to monitor developments, including a CIT order in March 2026 directing a refund mechanism, which the government may appeal.